Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Revenue	€ 2,520,782
Consulting services		€ 745,452	€ 162,407
Revenue [Member]
Revenue [Line Items]
Total revenue percentage	23.00%		74.00%
Third parties [Member]
Revenue [Line Items]
Revenue	€ 365,337
Third parties [Member] | Top of range [member]
Revenue [Line Items]
Revenue		€ 1,147,492
Third parties [Member] | Bottom of range [member]
Revenue [Line Items]
Revenue			€ 162,407